Capital Structure	6 Months Ended
Jun. 30, 2026
Capital Structure [Abstract]
Capital Structure

(15) Capital Structure

Shares Structure

The Company was incorporated in the Cayman Islands on April 10, 2007. The original authorized share capital was US$10,000,000 divided into 10,000,000,000 ordinary shares with a par value of $0.001 per share.

On October 31, 2024, the Company held an extraordinary general meeting (“EGM”) and obtained requisite shareholders’ approval to adopt a dual-class share structure. Under this structure, the authorized share capital was US$10,000,000 divided into (i) 8,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.001 each and (ii) 2,000,000,000 Class B Ordinary Shares of a nominal or par value of US$0.001 each.

On April 17, 2025, the Company obtained requisite shareholders’ approval to implement a share consolidation, under which every four hundreds authorized issued and unissued shares of par value US$0.001 each were consolidated into one share with a par value of US$0.4 each, effective on May 21, 2025. Immediately following the completion of the Share Consolidation, on May 21, 2025, our authorized share capital was increased to US$4,000,000,000 divided into 10,000,000,000 ordinary shares comprising of (i) 8,000,000,000 Class A ordinary shares of a nominal or par value of US$0.4 each, and (ii) 2,000,000,000 Class B ordinary shares of a nominal or par value of US$0.4 each.

On April 29, 2026, the Company held an extraordinary general meeting (“EGM”) and obtained requisite shareholders’ approval a special resolution that the par value of the issued and unissued class A ordinary shares and class B ordinary shares in the share capital of the Company be reduced from US$0.4 per share to US$0.0001 per share (the “Capital Reduction”), such that, following the Capital Reduction, the authorized share capital of the Company will be US$1,000,000 divided into 10,000,000,000 ordinary shares, comprising of (i) 8,000,000,000 class A ordinary shares of a nominal or par value of US$0.0001 each and (ii) 2,000,000,000 class B ordinary shares of a nominal or par value of US$0.0001 each. The Capital Reduction was subsequently completed and registered in the Cayman Islands on May 13, 2026. The company also obtained requisite shareholders’ approval to implement a reverse stock split (the “Reverse Split”) at a ratio of 1-for-20, effective on June 16, 2026. Upon the Reverse Split becoming effective, every twenty (20) issued and unissued Class A ordinary shares of a par value of US$0.0001 each were consolidated into one Class A ordinary share of a par value of US$0.002, and every twenty (20) issued and unissued Class B ordinary shares of a par value of US$0.0001 were consolidated into one Class B ordinary share of a par value of US$0.002. No fractional shares were issued in connection with the Reverse Split. Any fractional share resulting from the Reverse Split were rounded up to the nearest whole number of shares at the participant level. Immediately following the completion of the Reverse Split, on June 16, 2026, our authorized share capital was increased to US$20,000,000 divided into 10,000,000,000 ordinary shares comprising of (i) 8,000,000,000 Class A ordinary shares of a nominal or par value of US$0.002 each, and (ii) 2,000,000,000 Class B ordinary shares of a nominal or par value of US$0.002 each.

As of June 30, 2026, 5,925,748 Class A ordinary shares were issued and outstanding. Concurrently, 250,000 Class B ordinary shares were issued and outstanding.

Issuance of new shares

On January 9, 2026, the Company issued an aggregate of 5,128,942 Class A ordinary shares, including (i) 4,826,333 Class A ordinary shares to YS Management Company Limited and (ii) 302,610 Class A ordinary shares to Ethereal Group Ltd, as consideration for its acquisition of 100% of the equity interests in Nova Lumina Limited, which holds a premium inventory of dark tea products. The total consideration also included a cash payment of US$22,000 payable to Ethereal, due within 360 days after the closing date.

During 2025, the Company issued (i) 125,000 Class B ordinary shares, at a price of US$8 per share, for a total consideration of US$1,000, of which 61,250 Class B ordinary shares to Infinew Limited and 63,750 Class B ordinary shares to MAASE Inc., (ii) 500,000 Class A ordinary shares, at a price of $63.12 per share, for a total consideration of US$31,560, to certain investors in relation to a private placement, together with warrants to purchase up to 1,000,000 additional Class A ordinary shares and (iii) 250,000 Class B ordinary shares, at a price of US$8 per share, for a total consideration of US$2,000 to Expansion Group Ltd.